Please be advised that the Supplement to Prospectus and Statement of Additional Information dated May 1, 1998 which was filed on December 18, 1998 for the Lutheran Brotherhood Family of Funds was incorrectly filed with the Securities and Exchange Commission. Please disregard the December 18, 1998 497 filing.